Property, Plant and Equipment - Summary of Depreciation Expense of Property Plant and Equipment (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense	$ 2,351,617	$ 2,617,646
Cost of sales
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense		1,067,629
Research and development expenses
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense	2,115,631	1,321,145
Selling, general and administrative expenses
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense	$ 235,986	$ 228,872